SEGMENT REPORTING (Details) - USD ($)		3 Months Ended				6 Months Ended				12 Months Ended
	Jul. 02, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2021		Jun. 30, 2020
Segment Reporting Information [Line Items]
Consolidated		$ 30,876,434				$ 30,876,434				$ 31,507,680	[1]	$ 24,290,919
Consolidated total		219,904		$ 174,656		407,629		$ 355,764		723,456		734,922
Consolidated total		1,023,335	$ (1,880,993)	1,351,788	$ 2,219,434	(857,658)		3,571,222		5,849,443		1,773,401
Consolidated		428		24,556		3,988		431,894		479,402		559,274
Printstock Products Ltd [Member] | Gourmet Foods [Member]
Segment Reporting Information [Line Items]
Consolidated	$ 401,681									401,681
Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated total		9,445,116		9,961,822		19,173,990		20,707,880
Consolidated total		1,023,335		1,351,788		(857,658)		3,571,222
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Consolidated		16,386,171				16,386,171				17,467,044		12,834,581
Consolidated total										9,983,156		2,850,451
Consolidated
U S A Investment Fund Management [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated total		5,701,384		6,149,415		11,358,411		13,185,716
Consolidated total		1,985,141		2,269,276		1,617,234		5,498,271
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Consolidated		3,870,938				3,870,938				4,024,803		3,611,471
Consolidated total										(191,857)		215,620
Consolidated		428		27,930		948		28,757		41,974		6,242
U S A Beauty Products And Other [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated total		992,852		1,060,225		2,013,924		2,032,968
Consolidated total		(12,718)		(61,234)		(8,196)		4,038
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Consolidated		4,655,674				4,655,674				3,831,539		2,606,256
Consolidated total										469,028		326,448
Consolidated				4,303		3,040	[2]	417,465	[2]	436,775	[3]	133,975	[3]
New Zealand Food Industry Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated total		2,108,257		2,134,402		4,468,402		4,191,974
Consolidated total		136,465		239,830		289,667		332,128
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Consolidated		2,513,760				2,513,760				2,671,286		2,347,327
Consolidated total										284,151		294,295
Consolidated				(7,677)				(14,981)				416,271
Canada Security Alarm [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated total		642,623		617,780		1,333,253		1,297,222
Consolidated total		62,547		31,610		140,954		198,693
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Consolidated		3,449,891				3,449,891				3,513,008		2,891,284
Consolidated total										(4,695,035)		(1,913,413)
Consolidated								653		$ 653		$ 2,786
Corporate Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated total		$ (1,148,100)		$ (1,127,694)		$ (2,897,317)		$ (2,461,908)

[1]	Derived from audited financial statements
[2]	Includes $401,681 related to the acquisition of Printstock in July 2020. See Note 13, Business Combinations
[3]	Includes $401,681 related to the acquisition of Printstock. See Note 15, Business Combinations